Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases
5. L
EASES
On January 1, 2022, we adopted ASC 842 using a modified retrospective transition approach that allows for a cumulative-effect adjustment in the period of adoption without revising prior period presentation. Therefore, for reporting periods beginning after December 31, 2021, the financial statements are prepared in accordance with the current lease standard (ASC 842) and we elected to present the financial statements for all periods prior to January 1, 2022 under the previous lease standard (ASC 840). We elected the practical expedient package, which permits us to not reassess whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases, and any initial direct costs for any existing leases as of the effective date.
We determine if an arrangement is a lease at inception of a contract.
Right-of-use
(“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit interest rate, we use the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. As of March 31, 2022, the weighted average discount rate applied to the lease liabilities is approximately 7%. Leases with an initial term of 12 months or less are not recorded on the Condensed Consolidated Balance Sheets and rent expense for these short-term leases is recognized in General and administrative expenses in the Condensed Consolidated Statements of Operations on a straight-line basis over the lease term. Short-term lease costs are not material to our Condensed Consolidated Statements of Operations for the three months ended March 31, 2022.
We entered into all of our lease contracts as a lessee. We are not acting as a lessor under any of our leasing arrangements. The vast majority of our lease contracts are real estate leases for office space. All our leases are classified as operating. At March 31, 2022, we had $9.5 million of ROU assets in
Right-of-use
assets — net, and the corresponding operating lease liabilities of $2.6 million recorded in Accrued expenses and other current liabilities and $8.4 million recorded in Long-term lease liabilities in the Condensed Consolidated Balance Sheets.
Most leases have one or more options to renew, with renewal terms that can initially extend the lease term for various periods up to five years. The exercise of renewal options is at our discretion and are included if they are reasonably certain to be exercised. As of March 31, 2022, the weighted average remaining minimum lease term is approximately eight years. Lease expense for operating leases is recognized on a straight-line basis over the lease term and is recorded under General and administrative expenses in the Condensed Consolidated Statements of Operations. We elected not to separate lease and non-lease
components. Our leases do not contain any material residual value guarantees or restrictive covenants.
In December 2021, we entered into a lease agreement for our new corporate headquarters in Chicago, Illinois. The lease commenced in the first quarter of 2022, when we obtained control of the premises, and runs through December 31, 2033 with a
5-year
renewal option. The aggregate lease payments for the initial term are approximately $16.2 million with no rent due until March 2024.
The lease agreement provides for a tenant improvement allowance from the landlord in an amount equal to $6.5 million towards the design and construction of certain tenant improvements on the leased premises. As of March 31, 2022, the Company has not incurred any leasehold improvement costs but expects to incur and receive the full tenant improvement allowance in 2022. On the commencement date, we recognized the ROU asset and corresponding lease liability of $3.4 million in
Right-of-use
assets — net and Long-term lease liabilities, respectively, in the Condensed Consolidated Balance Sheets.
Operating and variable lease expenses for the three months ended March 31, 2022 were not material.
Cash payments for operating lease liabilities during the three months ended March 31, 2022, which are included within the operating activities section in the Condensed Consolidated Statements of Cash Flows, were not material.
Future lease payments at March 31, 2022 are as follows (in thousands):

Operating Leases
Remainder of 2022	$2,772
2023	905
2024	2,038
2025	$2,458
2026	2,477
2027	2,436
Thereafter	12,300

Total remaining lease payments	25,386
Less: Imputed interest	7,925
Less: expected tenant improvement allowance	6,472

Present value of lease liabilities	$10,989

Future lease payments at December 31, 2021 under ASC 840 were as follows (in thousands):

Operating Leases
2022	$3,437
2023	905
2024	2,038
2025	$2,458
2026	2,477
Thereafter	14,736

Total remaining lease payments	26,051